RELATED-PARTY TRANSACTIONS AND ARRANGEMENTS (Disposition Fees) (Detail) - Advisors	Aug. 20, 2019
Brokerage Commission Fee | Maximum
Related Party Transaction [Line Items]
Commissions performance and other fees (percent)	50.00%
Property sales commission
Related Party Transaction [Line Items]
Commissions performance and other fees (percent)	1.00%
Property portfolio | Maximum
Related Party Transaction [Line Items]
Commissions performance and other fees (percent)	6.00%